UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4%
Alabama - 3.4%
Jefferson County,
Sewer Revenue Warrants	0/7.75	10/1/46	4,000,000	[a]	3,358,560
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	2,500,000		3,267,100
					6,625,660
Arizona - 8.1%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	1,500,000	[b]	1,612,710
Pinal County Electrical District Number 4,
Electric System Revenue (Prerefunded)	6.00	12/1/18	1,300,000	[c]	1,353,209
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,190,000		2,744,858
Tender Option Bond Trust Receipts
(Series 2016-XM0447), 1/1/38,
(Salt River Project Agricultural
Improvement and Power District, Salt
River Project Electric System Revenue)
Recourse	5.00	1/1/38	9,998,763	[b,d]	9,998,763
					15,709,540
California - 21.7%
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000		4,153,583
California,
GO (Various Purpose)	6.00	3/1/33	1,250,000		1,363,550
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,187,620
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000		2,703,450
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue	6.00	7/1/35	2,250,000		2,299,793
Santa Ana Community Redevelopment
Agency,
Tax Allocation Revenue (Merged
Project Area)	6.75	9/1/28	3,000,000		3,445,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
California - 21.7% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0371), 5/15/29,
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.25	5/15/18	10,000,000	[b,d]	10,803,075
Tender Option Bond Trust Receipts
(Series 2016-XM0387), 5/15/38,
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.00	5/15/21	4,000,000	[b,d]	4,503,800
Tender Option Bond Trust Receipts
(Series 2016-XM0390), 5/15/36,
(The Regents of the University of
California, General Revenue) Non-
recourse	5.00	5/15/21	3,750,000	[b,d]	4,293,900
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	5.00	6/1/37	3,500,000		3,508,015
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)
(Prerefunded)	5.88	1/1/19	1,500,000	[c]	1,566,510
					41,828,556
Colorado - 8.3%
Colorado Bridge Enterprise,
Revenue (Central 70 Project)	4.00	6/30/51	1,500,000		1,553,820
Colorado Educational and Cultural
Facilities Authority,
Charter School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	1,500,000	[c]	1,616,595
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes Senior Revenue	5.00	12/31/51	1,500,000		1,647,300
E-470 Public Highway Authority,
Senior Revenue	5.25	9/1/25	1,000,000		1,086,230
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,086,740
Tender Option Bond Trust Receipts
(Series 2016-XM0385), 3/1/38,
(Board of Governors of the Colorado
State University, System Enterprise
Revenue) Non-recourse	5.00	3/1/20	2,550,000	[b,d]	2,877,216
Tender Option Bond Trust Receipts
(Series 2016-XM0433), 11/15/43,
(Colorado Springs, Utilities System
Improvement Revenue) Recourse	5.00	11/15/43	4,000,000	[b,d]	4,571,640

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Colorado - 8.3% (continued)
University of Colorado Regents,
University Enterprise Revenue
(Prerefunded)	5.38	6/1/19	1,500,000	[c]	1,579,755
					16,019,296
Connecticut - 1.5%
Connecticut Health and Educational
Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/45	2,500,000		2,881,700
District of Columbia - 4.1%
Tender Option Bond Trust Receipts
(Series 2016-XM0437), 12/1/35,
(District of Columbia, Income Tax
Secured Revenue) Recourse	5.00	12/1/35	6,999,163	[b,d]	7,888,478
Florida - 6.9%
Davie,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.63	4/1/43	1,000,000		1,126,460
Greater Orlando Aviation Authority,
Airport Facilities Revenue	6.25	10/1/20	3,980,000		4,287,694
Halifax Hospital Medical Center,
HR	4.00	6/1/41	1,000,000		1,037,660
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	2,500,000	[c]	2,982,100
Saint Johns County Industrial
Development Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	5.88	8/1/20	2,500,000	[c]	2,760,775
South Lake County Hospital District,
Revenue (South Lake Hospital, Inc. )	6.25	4/1/39	1,000,000		1,050,670
					13,245,359
Georgia - 3.2%
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	3,000,000	[c]	3,239,580
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,500,000		1,774,695
Gainesville and Hall County Development
Authority,
Educational Facilities Revenue
(Riverside Military Academy)	5.00	3/1/37	1,000,000		1,083,710
					6,097,985
Hawaii - 1.3%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,400,000		2,572,224

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Illinois - 16.2%
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	2,000,000		2,316,060
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	1,100,000		1,215,225
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,145,190
Chicago Board of Education Dedicated
Capital Improvement,
Special Tax Revenue	5.00	4/1/46	1,725,000		1,878,818
Chicago O'Hare International Airport,
Revenue (General Airport Third Lien)	5.63	1/1/35	270,000		297,400
Chicago O'Hare International Airport,
Revenue (General Airport Third Lien)
(Prerefunded)	5.63	1/1/21	730,000	[c]	814,665
Illinois,
GO	5.00	11/1/27	1,150,000		1,264,218
Illinois,
GO	5.00	12/1/39	1,150,000		1,231,627
Illinois Finance Authority,
Revenue, Refunding (Rosalind Franklin
University of Medicine & Science)	5.00	8/1/47	1,350,000		1,491,561
Metropolitan Pier and Exposition
Authority,
Dedicated Tax Revenue (Capital
Appreciation-McCormick Place
Expansion Project) (Insured; MBIA
Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	1,099,925
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	1,500,000		1,617,585
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	2,500,000		2,691,700
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue
(Prerefunded)	6.00	6/1/21	2,000,000	[c]	2,282,380
Tender Option Bond Trust Receipts
(Series 2016-XM0378), 12/1/32,
(Greater Chicago Metropolitan Water
Reclamation District, GO Capital
Improvement Bonds) Non-recourse	5.00	12/1/19	2,500,000	[b,d]	2,773,463
Tender Option Bond Trust Receipts
(Series 2017-XM0492), 10/1/40,
(Illinois Finance Authority, Revenue
(The University of Chicago)) Non-
recourse	5.00	10/1/40	7,000,000	[b,d]	8,045,362

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Illinois - 16.2% (continued)
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue	5.13	4/1/36	1,000,000		1,068,060
					31,233,239
Iowa - .7%
Iowa Student Loan Liquidity Corporation,
Student Loan Revenue	5.75	12/1/28	1,335,000		1,415,140
Kentucky - .6%
Kentucky Economic Development
Finance Authority,
Revenue, Refunding (Louisville Arena
Project) (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/45	1,000,000		1,138,150
Louisiana - 1.1%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/32	1,000,000		1,009,580
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.13	7/1/29	1,000,000		1,070,560
					2,080,140
Maine - .7%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical
Center Issue)	7.50	7/1/32	1,250,000		1,421,500
Maryland - 4.0%
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)
(Prerefunded)	5.75	6/1/20	1,000,000	[c]	1,094,760
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,634,675
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Adventist HealthCare Issue)	5.50	1/1/46	1,500,000		1,738,560
Tender Option Bond Trust Receipts
(Series 2016-XM0391), 7/1/42,
(Mayor and City Council of Baltimore,
Project Revenue (Water Projects)) Non-
recourse	5.00	7/1/21	2,000,000	[b,d]	2,248,840
					7,716,835
Massachusetts - 5.1%
Massachusetts Development Finance
Agency,
Revenue, Refunding	7.25	1/1/32	600,000		695,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Massachusetts - 5.1% (continued)
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue) (Prerefunded)	7.25	1/1/21	900,000	[c]	1,041,219
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,660,000		1,808,470
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	705,000		753,765
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)
(Prerefunded)	6.25	7/1/19	1,295,000	[c]	1,383,371
Tender Option Bond Trust Receipts
(Series 2016-XM0386), 5/1/43,
(University of Massachusetts Building
Authority, Project and Refunding
Revenue) Non-recourse	5.00	5/1/21	3,698,335	[b,d]	4,134,066
					9,815,991
Michigan - 5.0%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	1,500,000		1,610,160
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/36	3,000,000		3,217,230
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	500,000		554,660
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,600,000		1,578,224
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.00	9/1/18	2,500,000	[c]	2,607,450
					9,567,724
Minnesota - 2.4%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Prerefunded)	6.75	11/15/18	3,000,000	[c]	3,136,110
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project) (Prerefunded)	5.00	11/15/25	1,200,000	[c]	1,454,004
					4,590,114

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Mississippi - 2.3%
Mississippi Business Finance
Corporation,
PCR (System Energy Resources, Inc.
Project)	5.88	4/1/22	2,200,000	2,206,204
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company Project)	5.38	12/1/35	2,000,000	2,240,680
				4,446,884
Missouri - 1.1%
Missouri Health and Educational Facilities
Authority,
Revenue (Lutheran Senior Services
Projects)	5.00	2/1/46	2,000,000	2,191,760
Nebraska - .6%
Douglas County Hospital Authority,
Revenue (Childrens Hospital Obligation
Group)	5.00	11/15/36	1,000,000	1,172,230
New Jersey - 5.6%
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	1,000,000	1,140,600
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	1,250,000	1,378,550
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	2,000,000	2,137,940
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	1,410,000	1,431,136
New Jersey Transportation Trust Fund
Authority,
Transportation Program Revenue	5.25	6/15/33	1,000,000	1,119,440
South Jersey Port Subordinated Marine
Terminal,
Revenue	5.00	1/1/48	1,000,000	1,095,530
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/29	2,500,000	2,499,950
				10,803,146
New Mexico - 1.7%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	3,000,000	3,257,730

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
New York - 13.0%
New York City Educational Construction
Fund,
Revenue	6.50	4/1/28	1,500,000		1,720,140
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,435,000		1,522,205
New York Convention Center
Development Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/47	5,600,000	[e]	1,946,280
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	1,500,000		1,649,790
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	1,500,000		1,671,090
Tender Option Bond Trust Receipts
(Series 2016-XM0436), 6/15/44,
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue) Recourse	5.00	6/15/44	7,400,000	[b,d]	8,186,065
Tender Option Bond Trust Receipts
(Series 2016-XM0439), 5/1/30,
(New York City Transitional Finance
Authority, Future Tax Secured
Revenue) Recourse	5.00	5/1/30	7,996,798	[b,d]	8,352,557
					25,048,127
North Carolina - 3.4%
North Carolina Medical Care Commission
Retirement Facilities,
Revenue, Refunding (United Methodist
Retirement Homes)	5.00	10/1/47	1,000,000		1,109,190
Tender Option Bond Trust Receipts
(Series 2016-XM0444), 6/1/42,
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue (Duke University Health
System)) Recourse	5.00	6/1/42	5,000,000	[b,d]	5,373,720
					6,482,910
Ohio - 1.7%
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	1,050,000	[c]	1,154,307

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Ohio - 1.7% (continued)
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	450,000	[c]	496,085
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.00	2/15/57	1,000,000		1,077,310
Ohio Air Quality Development Authority,
Air Quality Revenue (Ohio Valley
Electric Corporation Project)	5.63	10/1/19	600,000		620,226
					3,347,928
Pennsylvania - 3.9%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,000,000		1,077,880
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	1,000,000		1,126,450
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/46	1,000,000		1,146,880
Philadelphia,
GO (Prerefunded)	6.50	8/1/20	1,750,000	[c]	1,960,000
Tender Option Bond Trust Receipts
(Series 2016-XM0373), 6/1/41,
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	2,000,000	[b,d]	2,171,160
					7,482,370
South Carolina - 7.0%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)
(Prerefunded)	5.50	1/1/19	2,760,000	[c]	2,865,763
Tender Option Bond Trust Receipts
(Series 2016-XM0384), 12/1/43,
(South Carolina Public Service
Authority, Revenue Obligations (Santee
Cooper)) Non-recourse	5.13	6/1/37	4,800,000	[b,d]	5,375,736
Tobacco Settlement Revenue
Management Authority of South
Carolina,
Tobacco Settlement Asset-Backed
Bonds (Escrowed to Maturity)	6.38	5/15/30	3,750,000		5,212,388
					13,453,887
Tennessee - 1.2%
Tender Option Bond Trust Receipts
(Series 2016-XM0388), 7/1/40,
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue) Non-recourse	5.00	7/1/21	2,000,000	[b,d]	2,259,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Texas - 11.9%
Clifton Higher Education Finance
Corporation,
Revenue (Uplift Education)	4.25	12/1/34	1,000,000		1,036,740
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/52	4,000,000	[e]	829,440
Houston,
Airport System Subordinate Lien
Revenue	5.00	7/1/25	1,300,000		1,419,041
La Vernia Higher Education Finance
Corporation,
Education Revenue (Knowledge is
Power Program, Inc.) (Prerefunded)	6.25	8/15/19	2,250,000	[c]	2,411,775
North Texas Education Finance
Corporation,
Education Revenue (Uplift Education)	5.13	12/1/42	2,000,000		2,134,240
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	235,000		235,000
Tender Option Bond Trust Receipts
(Series 2016-XM0377), 2/1/43,
(San Antonio, Electric and Gas Systems
Junior Lien Revenue) Non-recourse	5.00	2/1/21	6,300,000	[b,d]	7,026,799
Tender Option Bond Trust Receipts
(Series 2016-XM0443), 5/15/39,
(Texas A&M University System Board
of Regents, Financing System Revenue)
Recourse	5.00	5/15/39	5,000,000	[b,d]	5,380,840
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/50	1,200,000		1,330,752
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,105,280
					22,909,907
Virginia - 1.2%
Virginia Small Business Financing
Authority,
Private Activity Revenue (Transform 66
P3 Project)	5.00	12/31/56	2,000,000		2,240,500
Washington - 3.3%
Tender Option Bond Trust Receipts
(Series 2017-XF2423), 1/1/29,
(King County, Server Revenue)
Recourse	5.00	1/1/29	2,999,037	[b,d]	3,276,507

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 155.4% (continued)
Washington - 3.3% (continued)
Washington Health Care Facilities
Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	1,590,000 [c]	1,631,117
Washington Health Care Facilities
Authority,
Revenue (Catholic Health Initiatives)	6.38	10/1/36	1,500,000	1,545,240
				6,452,864
West Virginia - .5%
The County Commission of Harrison
County,
SWDR (Allegheny Energy Supply
Company, LLC Harrison Station Project)	5.50	10/15/37	1,000,000	1,001,320
Wisconsin - .6%
Public Finance Authority,
Revenue (Denver International Airport
Great Hall Project)	5.00	9/30/37	1,000,000	1,151,390
U.S. Related - 2.1%
Guam,
LOR (Section 30) (Prerefunded)	5.75	12/1/19	1,500,000 [c]	1,615,800
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,250,000	1,279,200
Puerto Rico Highway and Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/34	1,000,000	1,101,440
				3,996,440
Total Investments (cost $276,224,988)			155.4%	299,546,334
Liabilities, Less Cash and Receivables			(29.5%)	(56,786,015)
Preferred Stock, at redemption value			(25.9%)	(50,000,000)
Net Assets Applicable to Common Shareholders			100.0%	192,760,319

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $111,154,007 or 57.66% of net assets.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Collateral for floating rate borrowings.
[e] Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	299,546,334	-	299,546,334
Liabilities ($)
Floating Rate Notes††	-	(60,267,096)	-	(60,267,096)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At December 31, 2017, accumulated net unrealized appreciation on investments was $23,321,346, consisting of $23,394,919 gross unrealized appreciation and $73,573 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)